Taxation - Tax Recognised in Other Comprehensive Income or Directly in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	£ (59)	£ 45	£ (34)
Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	(30)	19	18
Net tax (debit)/credit recognised in other comprehensive income	(89)	64	(16)
Tax credit on share based remuneration recognised directly in equity	£ 8	£ 10	£ 17